Share Capital	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Share Capital

Note 4 - Share Capital

A.	Right attached to shares

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders' meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1.       Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2.       Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

B.	Financing rounds

As disclosed in Note 8(1) to the Company’s annual financial statements as of December 31, 2025, the Company issued warrants to purchase up to 65,482 ADSs in connection with the March 2021 private placement. Such warrants expired in March 2026 without being exercised.

In July 2025, the Company entered into a Sales Agreement with LifeSci Capital, LLC, pursuant to which it may offer and sell, from time to time, American Depositary Shares (“ADSs”), each representing 80 ordinary shares, in an at-the-market offering (“ATM Offering”) for aggregate gross proceeds of up to $7.26 million. The Company is not obligated to sell any ADSs under the Sales Agreement, which may be terminated by either party in accordance with its terms.

From August 1, 2025, through June 30, 2026, the Company issued 2,014,746 ADSs at an average price of approximately $3.04  per ADS under the LifeSci ATM Agreement, resulting in net proceeds of $5,882 thousand. During the six months ended June 30, 2026, the Company issued 34,760 ADSs at an average price of approximately $2.01 per ADS under the LifeSci ATM Agreement for net proceeds of approximately $68 thousand.

C.	Share-based compensation

The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2026	2025	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Research and development	79	37	22	(39)
General and administrative	142	50	223	118

Total share-based compensation expenses	221	87	245	79

The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2026	June 30, 2026	June 30, 2026
Outstanding at January 1, 2026	0.14	31,492,720	6.71
Forfeited	0.17	(1,418,880)
Granted	0.03	1,930,960	9.79

Outstanding at June 30, 2026	0.13	32,004,800	6.14

The number of RSAs is as follows:

Number of RSAs
RSA	June 30, 2026
Unvested at beginning of the year	10,071,360
Granted	-
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)
Forfeited	-

Outstanding at June 30, 2026	8,584,880